POST BALANCE SHEET EVENTS	6 Months Ended
Jun. 30, 2026
POST BALANCE SHEET EVENTS
POST BALANCE SHEET EVENTS	13 POST BALANCE SHEET EVENTS There are no material events subsequent to the Balance sheet date, 30 June 2026, which require disclosure.